Long-Lived Assets (Tables)	12 Months Ended
Dec. 31, 2022
Long-Lived Assets
Summary of property and equipment

Property and equipment as of December 31 consists of the following:

	Useful Life
	(Years)	2022	2021
Machinery and equipment	5 – 7	$2,795	$2,031
Computers and software	2	602	672
Furniture	5	475	448
Leasehold improvements	5	772	783
Other property	7	12	12
		4,656	3,946
Less accumulated depreciation		(2,425)	(2,149)
		$2,231	$1,797

Summary of aggregate amortization expense for intangible assets subject to amortization

2023	65
2024	65
2025	65
2026	65
2027	65
Thereafter	477
$802